LOANS FOR CAPITAL LEASE BUSINESS	12 Months Ended
Jun. 30, 2019
LOANS FOR CAPITAL LEASE BUSINESS
LOANS FOR CAPITAL LEASE BUSINESS

NOTE 11 -           LOANS FOR CAPITAL LEASE BUSINESS

Bank loans

Bank loans of $338,763 and $13,696,574 as of June 30, 2019 and 2018, respectively, represented RMB denominated loans Jinshang Leasing obtained for Shuguang and Yancheng projects from Huaxia Bank and CITIC Bank. The Huaxia Bank loans for Shuguang project with a total principal of RMB300 million ($45.3 million) were obtained in December 2015, May 2016 and June 2016, bear interest at the fixed rate of 5.5% per annum, have a term of three years, pledged with the Company’s time deposit certificates of $4.5 million (RMB30 million) (Note 4) as of June 30, 2018. and guaranteed by Liaoning SG Automotive Group Co., Ltd (lessee of Shuguang project).  The bank loan for Huaxia Bank was due and repaid as of June 30, 2019.

The CITIC Bank loan for Yancheng project with a principal amount of RMB3.1 million ($0.5 million) was obtained in April 2015, bears interest at the fixed rate of 5.75% per annum, has a term from April 3, 2015 to February 12, 2020, pledged with time deposit certificate from Potevio New Energy Yancheng Co., Ltd (lessee of Yancheng project) of $498,898 and $517,665 (RMB3,426,450) as of June 30, 2019 and 2018, respectively.

Interest expense incurred on the bank loans for the years ended June 30, 2019 and 2018 were $324,350 and $1,062,955, respectively.

Other loans

Other loans of $377,393 and $4,774,510 as of June 30, 2019 and 2018 represented RMB denominated loans Jinshang Leasing obtained in July 2016 and April 2017 for its various direct financing lease projects from Great Wall Guoxing Financial Leasing Co., Ltd. The loans bear interest at the fixed rate of 6% per annum and the term of the loans is thirty months and matures in 2019, and pledged against the Company’s receivables from its certain direct financing leases, with a gross carrying amount of $1,433,609 (RMB9,846,081) and $3,746,653 (RMB24,799,285) as of June 30, 2019 and 2018, Jinshang Leasing paid deposits totaled $182,782 (RMB1,255,355) and $604,748 (RMB4,002,855) (Note 9) to Great Wall Guoxing Financial Leasing Co., Ltd as of June 30, 2019 and 2018, respectively, which are non-interest bearing and repayable upon maturity of the other loans.

Interest expense incurred on the other loans for the years ended June 30, 2019 and 2018 were $118,821 and $449,664, respectively.

As of June 30, 2019, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$338,763	$377,393
Between 1 to 2 years	—	—
Between 2 to 3 years	—	—
Between 3 to 4 years	—	—
Between 4 to 5 years	—	—
Beyond 5 years	—	—
	$338,763	$377,393

As of June 30, 2018, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$13,345,068	$4,382,920
Between 1 to 2 years	351,506	391,590
Between 2 to 3 years	—	—
Between 3 to 4 years	—	—
Between 4 to 5 years	—	—
Beyond 5 years	—	—
	$13,696,574	$4,774,510